Share Capital - Schedule of Share Based Compensation Expense (Details) - Canadian Dollars [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Statement Line Items [Line Items]
Share-based compensation expenses	$ 390	$ 255	$ 2,171	$ 1,242
Stock Options [Member]
Statement Line Items [Line Items]
Share-based compensation expenses	168	100	501	472
Restricted Stock Units (RSUs) [Member]
Statement Line Items [Line Items]
Share-based compensation expenses	145	155	958	361
Deferred Stock Units (DSUs) [Member]
Statement Line Items [Line Items]
Share-based compensation expenses	$ 77		$ 712	$ 409